ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED WARRANTY COSTS
Summary of the Company's warranty activity

	Years Ended December 31,
	2018	2019	2020
	$	$	$
Beginning balance	55,659	50,605	55,878
Warranty provision	13,188	28,044	26,931
Warranty costs incurred	(16,732)	(23,282)	(46,067)
Foreign exchange effect	(1,510)	511	990
Ending balance	50,605	55,878	37,732